Summary of Significant Accounting Policies - Property and Equipment (Details) - BFLY Operations Inc	12 Months Ended
Dec. 31, 2020
Software
Property, Plant and Equipment [Line Items]
Estimated Useful Life (in years)	3 years
Minimum [Member] | Machinery and equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life (in years)	3 years
Minimum [Member] | Furnitures and fixtures
Property, Plant and Equipment [Line Items]
Estimated Useful Life (in years)	5 years
Maximum [Member] | Machinery and equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life (in years)	5 years
Maximum [Member] | Furnitures and fixtures
Property, Plant and Equipment [Line Items]
Estimated Useful Life (in years)	7 years